Summary of Significant Accounting Principles and Practices - Schedule of Changes to Balance Sheet for New Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Operating lease right-of-use assets	$ 929
Other non-current assets	570		$ 448
Liabilities
Other current liabilities	1,086		936
Non-current operating lease liabilities	944
Other non-current liabilities	$ 877		1,097
Operating Lease Right Of Use Assets
Assets
Operating lease right-of-use assets		$ 1,021
Other Noncurrent Assets
Assets
Other non-current assets		526	448
Other Current Liabilities
Liabilities
Other current liabilities		1,155	936
Other Noncurrent Operating Lease Liabilities
Liabilities
Non-current operating lease liabilities		1,014
Other Noncurrent Liabilities
Liabilities
Other non-current liabilities		963	$ 1,097
Accounting Standards Update 2016-02
Assets
Operating lease right-of-use assets		1,100
Accounting Standards Update 2016-02 | Operating Lease Right Of Use Assets
Assets
Operating lease right-of-use assets		1,021
Accounting Standards Update 2016-02 | Other Noncurrent Assets
Assets
Other non-current assets		78
Accounting Standards Update 2016-02 | Other Current Liabilities
Liabilities
Other current liabilities		219
Accounting Standards Update 2016-02 | Other Noncurrent Operating Lease Liabilities
Liabilities
Non-current operating lease liabilities		1,014
Accounting Standards Update 2016-02 | Other Noncurrent Liabilities
Liabilities
Other non-current liabilities		$ (134)